COLUMBIA INTERNATIONAL STOCK FUND, INC.

                                  (the "Fund")

                           Class A, B, C and D Shares

               Supplement to the Prospectus dated January 1, 2004
                (Replacing the Supplement Dated January 9, 2004)


The Annual Fund Operating Expenses and Example Expenses tables on page 7 of the prospectus are amended as follows:

--------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------------------------

                                                Class A      Class B     Class C       Class D
----------------------------------------------- ------------ ----------- ------------- -----------
Management fee(7) (%)                           1.00         1.00        1.00          1.00
----------------------------------------------- ------------ ----------- ------------- -----------
Distribution and service (12b-1) fees (%)       0.25         1.00        1.00          1.00
----------------------------------------------- ------------ ----------- ------------- -----------
Other expenses(9)(%)                            0.60(8)      0.60(8)     0.60(10)      0.60(8)
----------------------------------------------- ------------ ----------- ------------- -----------
Total annual fund operating expenses(9) (%)     1.85(9)      2.60(9)     2.60(10)      2.60

(7) The Fund's advisor has voluntarily agreed to waive 0.10% of the management fee. If this waiver were reflected in the table, the management fee would be 0.90% and the total annual fund operating expenses for Class A, B, C and D shares would be 1.64%, 2.39%, 2.39% and 2.39%, respectively, taking into account the transfer agency fee waivers for Class A, B, C and D shares discussed in footnote 9. This arrangement may be modified or terminated by the advisor at any time.

(8) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(9) The Fund's advisor has voluntarily agreed to waive 0.11% of transfer agency fees for each Class A, B, C and D share class, respectively. If these waivers were reflected in the table, other expenses for Class A, B, C and D shares would be 0.49% for each class, respectively, and total annual fund operating expenses for Class A, B, C and D shares would be 1.64%, 2.39%, 2.39% and 2.39%, respectively, taking into account the management fee waiver discussed in footnote 7. This arrangement may be modified or terminated by the advisor at any time.

(10) Estimated expenses for the current fiscal year.



-------------------------------------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)

Class                                                         1 Year     3 Years      5 Years     10 Years

Class A                                                        $752       $1,123       $1,518      $2,619
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class B: did not sell your shares                              $263         $808       $1,380      $2,752
         sold your shares at end of period                     $763       $1,108       $1,580      $2,752
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class C: did not sell your shares                              $263         $808       $1,380      $2,934
         sold your shares at end of period                     $363         $808       $1,380      $2,934
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class D: did not sell your shares                              $263         $808       $1,380      $2,934
         sold your shares at end of period                     $363         $808       $1,380      $2,934


                                                                  June 1, 2004
115-36/074S-0504

                     COLUMBIA INTERNATIONAL STOCK FUND, INC.

                                  (the "Fund")

                                 Class Z Shares

               Supplement to the Prospectus dated January 1, 2004
                (Replacing the Supplement Dated January 9, 2004)


The Annual Fund Operating Expenses and Example Expenses tables on page 7 of the prospectus are amended as follows:

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

Management fee(4) (%)                                                      1.00
------------------------------------------------------------------------ -------
Distribution and service (12b-1) fees (%)                                  0.00
------------------------------------------------------------------------ -------
Other expenses(5)(6) (%)                                                   0.60
------------------------------------------------------------------------ -------
Total annual fund operating expenses(6) (%)                                1.60

(4) The Fund's advisor has voluntarily agreed to waive 0.10% of the management fee. If this waiver were reflected in the table, the management fee would be 0.90% and the total annual fund operating expenses would be 1.39%, taking into account the transfer agency fee waiver discussed in footnote 6. This arrangement may be modified or terminated by the advisor at any time.

(5) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(6) The Fund's advisor has voluntarily agreed to waive 0.11% of the transfer agency fees. If this waiver were reflected in the table, other expenses would be 0.49% and total annual fund operating expenses would be 1.39%, taking into account the management fee waiver discussed in footnote 4. This arrangement may be modified or terminated by the advisor at any time.

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)

        1 Year          3 Years         5 Years         10 Years

         $163             $505            $871           $1,900



                                                                  June 1, 2004


115-36/034S-0504